Accounts Payable	12 Months Ended
Sep. 30, 2016
Accounts Payable/Other Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 11. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Payable to third-party suppliers	$1,277	$2,067
	$1,277	$2,067

The decreased in account payable was mainly due to the decreased amount of inventory purchase, which was result of less new projects signed during the year ended September 30, 2016.